7Twelve Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020
Shares		Fair Value
	EXCHANGE TRADED FUNDS - 92.5%
	BOND FUNDS - 32.4%
40,700	First Trust Enhanced Short Maturity ETF	$ 2,402,521
44,700	First Trust Low Duration Opportunities ETF	2,279,700
16,378	iShares Core U.S. Aggregate Bond ETF	1,889,530
33,150	Schwab US TIPs ETF	1,906,457
69,837	SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	2,071,365
39,038	Vanguard Short-Term Inflation-Protected Securities ETF	1,901,931
33,300	Vanguard Total International Bond ETF	1,873,458
	TOTAL BOND FUNDS (Cost - $14,412,945)	14,324,962

	EQUITY FUNDS - 60.1%
	COMMODITY - 8.5%
100,800	GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	1,869,840
130,800	WisdomTree Continuous Commodity Index Fund *	1,890,060
		3,759,900
	EMERGING MARKETS - 8.0%
45,236	iShares Core MSCI Emerging Markets ETF	1,830,701
43,200	JPMorgan Diversified Return Emerging Markets Equity ETF	1,715,040
		3,545,741
	LARGE CAP GROWTH - 8.0%
20,351	Invesco S&P 500 Equal Weight ETF	1,709,891
7,778	Vanguard S&P 500 ETF	1,841,986
		3,551,877
	MID CAP GROWTH - 4.1%
12,695	iShares Core S&P Mid-Cap ETF	1,826,303

	MID CAP VALUE - 4.2%
23,086	Vanguard Mid-Cap Value ETF	1,876,661

	SMALL CAP GROWTH - 4.3%
12,513	Vanguard Small-Cap Growth ETF	1,880,704

	SMALL CAP VALUE - 4.3%
21,343	Vanguard Small-Cap Value ETF	1,895,258

7Twelve Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2020
Shares		Fair Value
	SPECIALTY - 18.7%
71,248	Fidelity MSCI Materials Index ETF	$ 1,745,576
108,100	IQ 50 Percent Hedged FTSE International ETF	1,816,080
109,609	iShares North American Natural Resources ETF	1,822,798
119,650	VanEck Vectors Mortgage REIT Income ETF	1,196,500
24,405	Vanguard Real Estate ETF	1,704,689
		8,285,643

	TOTAL EQUITY FUNDS (Cost - $30,447,098)	26,622,087

	TOTAL EXCHANGE TRADED FUNDS (Cost - $44,860,043)	40,947,049

	MUTUAL FUND - 4.1%
55,493	Fidelity International Index Fund, Premium Class (Cost - $1,819,517)	1,835,150

	SHORT-TERM INVESTMENT - 3.5%
	MONEY MARKET FUND - 3.5%
1,528,763	BlackRock Liquidity Funds - FedFund Portfolio, Institutional Class, 0.33% **(Cost - $1,528,763)	1,528,763

	TOTAL INVESTMENTS - 100.1% (Cost - $48,208,323)	$ 44,310,962
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1) %	(41,090)
	NET ASSETS - 100.0%	$ 44,269,872

ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on March 31, 2020.

7Twelve Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2020

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price.  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

If market quotations are not readily available or are determined to be unreliable, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “ Fair Value Procedures”). The Trust’s Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Fair Value Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Portfolio may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the "fair value" procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and, valuation consultant ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Portfolio’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Portfolio may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the Board of Trustees of the Underlying Funds.
7Twelve Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2020

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Portfolio will not change.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2020 for the Portfolio's investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 40,947,049	$ -	$ -	$ 40,947,049
Mutual Fund	1,835,150	-	-	1,835,150
Short-Term Investment	1,528,763	-	-	1,528,763
Total Investments	$ 44,310,962	$ -	$ -	$ 44,310,962
The Portfolio did not hold any Level 3 securities during the period.

* Refer to the Portfolio of Investments for security classification.

Exchange Traded Funds
The Portfolio may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

At March 31, 2020 the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, is as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$ 48,670,671	$ 1,917,940	$ (6,277,649)	$ (4,359,709)